Investment Strategy	Dec. 31, 2025
Government Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Government Portfolio seeks to invest at least 99.5% of its total assets in cash, U.S. Treasury bills and notes, other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements collateralized by such government obligations or cash. The Government Portfolio invests in securities maturing in 397 days or less (with certain exceptions) and the Government Portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
The securities purchased by the Government Portfolio are subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act (“Rule 2a-7”) and other rules of the SEC. The U.S. Government securities in which the Portfolio invests may include variable and floating rate instruments, and the Portfolio may transact in U.S. Government securities on a when-issued, delayed delivery or forward commitment basis.
The Government Portfolio has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills and notes, other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements collateralized by such government obligations. A government security is any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the United States Congress; or any certificate of deposit for any of the foregoing. This non-fundamental policy will not change without the Portfolio first providing Participation Certificate holders with at least 60 days’ prior notice of any such change. The Portfolio anticipates meeting this 80% investment policy because it already seeks to invest at least 99.5% of its total assets in the same types of investments that are required under the 80% policy, except that the Portfolio’s cash holdings are not eligible under the 80% policy.

Money Market Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Money Market Portfolio invests in a broad range of U.S. dollar-denominated money market instruments, including U.S. Government obligations, repurchase agreements, U.S. and foreign bank and commercial obligations. Under normal market conditions, at least 25% and normally a substantial portion of the Portfolio’s total assets will be invested in obligations of issuers in the financial services industry, of domestic branches of U.S. banks and U.S. branches of foreign banks that are subject to the same regulations as U.S. banks. These investments include bank certificates of deposit and time deposits, bankers’ acceptances and commercial paper, and also includes repurchase agreements secured by such obligations.
In addition, the Portfolio may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Portfolio may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Portfolio invests in securities maturing in 397 days (with certain exceptions) and the Portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
The Money Market Portfolio intends to operate as an institutional prime money market fund pursuant to Rule 2a-7. Accordingly, although the Portfolio is a money market fund, the net asset value (“NAV”) of the Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s securities. In buying and selling securities for the Portfolio, the Investment Advisor will comply with all other requirements of Rule 2a-7.